Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill as of December 31, 2014			$ 1,323,502
Goodwill impairment charges	$ (695,458)		(845,858)
Goodwill acquired			5,400
Translation differences			(1,800)
Goodwill as of September 30, 2015	$ 481,193		$ 481,193